Investments - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 18, 2024
Disclosure of joint ventures [line items]
Investments in other companies	$ 45,000	$ 0
Anglo Eastern Univan Group Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in investment			0.10